Fair Value Measurements (Fair Value and Cost of Non-Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Gross Proceeeds	$ 3,483.6
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Total Assets	9.5	9.4
Estimate of Fair Value, Fair Value Disclosure [Member]
Total Master Trust Assets, Fair Value	10.8
Total Assets		10.3
Equity Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Total Master Trust Assets, Cost	4.0	3.9
Equity Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Total Master Trust Assets, Fair Value	4.9	4.4
Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Total Master Trust Assets, Cost	5.0	5.0
Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Total Master Trust Assets, Fair Value	5.5	5.5
Hedge Funds, Multi-strategy [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Total Master Trust Assets, Cost	0.3	0.3
Hedge Funds, Multi-strategy [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Total Master Trust Assets, Fair Value	0.2	0.2
Money Market Funds [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Total Master Trust Assets, Cost	0.2	0.2
Money Market Funds [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Total Master Trust Assets, Fair Value	0.2	0.2
Debt [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Debt, Cost	2,619.6	2,629.3
Debt [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Debt, Fair Value	$ 2,744.4	$ 2,710.6